Goodwill and Intangible Assets - Estimated future amortization expense of intangible assets (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Year Ended December 31,
2023	$ 4,106
2024	4,031
2025	4,006
2026	4,006
2027	4,006
Thereafter	20,436
Total	$ 40,591